UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road

Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road

Broomall, PA 19008

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Semi-Annual Report

March 31, 2021

ALPHA ARCHITECT ETF TRUST

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Alpha Architect U.S. Quantitative Value ETF

Sector[1]	% Net Assets
Manufacturing	33.5%*
Retail Trade	24.3%
Finance and Insurance	8.0%
Health Care and Social Assistance	7.9%
Construction	6.3%
Transportation and Warehousing	4.0%
Wholesale Trade	3.9%
Professional, Scientific, and Technical Services	3.8%
Utilities	2.0%
Other Services (except Public Administration)	2.0%
Information	1.9%
Real Estate and Rental and Leasing	1.9%
Money Market Funds	0.5%
Other Assets	0.0%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Consumer Discretionary	22.7%
Information Technology	13.3%
Materials	13.3%
Telecommunication Services	6.4%
Consumer Staples	6.2%
Industrials	5.5%
Health Care	4.1%
Household Products	4.0%
Manufacturing	3.9%
Metal Ore Mining	3.1%
Transportation and Warehousing	2.3%
Oil & Gas & Consumable Fuels	2.2%
Electrical Equipment	2.1%
Pharmaceuticals	2.0%
Information Technology Services	2.0%
Machinery	2.0%
Communication Services	1.9%
Mining	1.8%
Money Market Funds	0.5%
Other Assets	0.7%
Total	100.0%

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Alpha Architect U.S. Quantitative Momentum ETF

Sector[1]	% Net Assets
Manufacturing	53.1%*
Information	16.6%
Professional, Scientific, and Technical Services	9.7%
Administrative and Support and Waste Management and Remediation Services	4.5%
Wholesale Trade	4.5%
Finance and Insurance	3.9%
Real Estate and Rental and Leasing	3.3%
Retail Trade	2.2%
Utilities	2.0%
Money Market Funds	0.2%
Other Assets	0.0%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Industrials	25.7%*
Information Technology	19.8%
Consumer Discretionary	12.1%
Energy	8.3%
Health Care	7.3%
Financials	6.2%
Materials	3.9%
Utilities	3.8%
Mining	3.8%
Finance & Insurance	2.0%
Manufacturing	1.8%
Consumer Staples	1.7%
Communication Services	1.7%
Professional, Scientific, and Technical Services	1.6%
Money Market Funds	0.3%
Other Assets	0.0%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Alpha Architect Value Momentum Trend ETF

Sector[1]	% Net Assets
Investment Companies	99.8%
Money Market Funds	0.2%
Other Assets	0.0%
Total	100.0%

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%

Advertising, Public Relations, and Related Services - 3.8%
272,522	Qurate Retail, Inc.	$3,204,859
18,492	Stamps.com, Inc. (a)	3,689,339
		6,894,198
Animal Food Manufacturing - 1.9%
76,896	Herbalife Nutrition Ltd. ADR (a)(b)	3,411,107

Architectural and Structural Metals Manufacturing - 2.0%
50,167	Atkore, Inc. (a)	3,607,007

Automobile Dealers - 2.0%
39,575	AutoNation, Inc. (a)	3,689,182

Automotive Parts, Accessories, and Tire Stores - 2.1%
26,430	Murphy USA, Inc.	3,820,721

Boiler, Tank, and Shipping Container Manufacturing - 2.0%
37,054	Crown Holdings, Inc.	3,595,720

Building Material and Supplies Dealers - 2.1%
20,160	Lowe’s Cos, Inc.	3,834,029

Cable and Other Subscription Programming - 1.9%
94,092	DISH Network Corp. (a)	3,406,130

Cement and Concrete Product Manufacturing - 2.0%
27,594	Eagle Materials, Inc.	3,708,910

Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.9%
59,818	Rent-A-Center, Inc.	3,449,106

Converted Paper Product Manufacturing - 2.0%
77,749	Sealed Air Corp.	3,562,459

Death Care Services - 2.0%
72,601	Service Corporation International	3,706,281

Drugs and Druggists’ Sundries Merchant Wholesalers - 1.9%
65,535	Nu Skin Enterprises, Inc. - Class A	3,466,146

Electric Power Generation, Transmission and Distribution - 2.0%
137,020	AES Corp.	3,673,506

Electrical Equipment & Component Manufacturing - 1.9%
123,648	Resideo Technologies, Inc. (a)	3,493,056

Electronic Shopping and Mail-Order Houses - 2.0%
60,756	eBay, Inc.	3,720,697

Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.8%
35,088	Brunswick Corp.	3,346,343

Food & Staples Retailing - 2.1%
85,749	BJ’s Wholesale Club Holdings, Inc. (a)	3,846,700

Food Manufacturing - 2.0%
94,994	Conagra Brands, Inc.	3,571,774

General Freight Trucking - 4.0%
78,482	Knight-Swift Transportation Holdings, Inc.	3,774,199
76,030	Werner Enterprises, Inc.	3,586,335
		7,360,534

General Medical and Surgical Hospitals - 1.9%
25,889	Universal Health Services, Inc.	3,453,334

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
Health and Personal Care Stores - 4.0%
48,203	CVS Health Corp.	$3,626,312
179,442	Sally Beauty Holdings, Inc. (a)	3,612,167
		7,238,479
Insurance Carriers - 8.0%
10,133	Anthem, Inc.	3,637,240
14,651	Cigna Corp.	3,541,733
8,745	Humana, Inc.	3,666,341
9,844	UnitedHealth Group, Inc.	3,662,657
		14,507,971
Medical and Diagnostic Laboratories - 4.1%
14,851	Laboratory Corp of America Holdings (a)	3,787,450
28,431	Quest Diagnostics, Inc.	3,648,835
		7,436,285
Motor Vehicle and Parts Dealers - 1.8%
92,311	Camping World Holdings, Inc.	3,358,274

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 4.0%
50,302	Hologic, Inc. (a)	3,741,463
27,923	PerkinElmer, Inc.	3,582,241
		7,323,704
Outpatient Care Centers - 1.9%
32,466	DaVita, Inc. (a)	3,498,861

Pharmaceutical and Medicine Manufacturing - 5.9%
35,819	Blueprint Medicines Corp. (a)	3,482,681
39,818	Emergent BioSolutions, Inc. (a)	3,699,490
20,865	United Therapeutics Corp. (a)	3,490,089
		10,672,260
Plastics Product Manufacturing - 2.0%
60,501	Berry Global Group, Inc. (a)	3,714,761

Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.0%
33,160	Arrow Electronics, Inc. (a)	3,674,791

Residential Building Construction - 6.3%
37,654	Lennar Corp.	3,811,715
40,828	Meritage Homes Corp. (a)	3,752,910
73,569	PulteGroup, Inc.	3,857,958
		11,422,583
Retail - 6.2%
51,008	Big Lots, Inc.	3,483,846
19,485	Dollar General Corp.	3,948,051
19,492	Target Corp.	3,860,781
		11,292,678
Sawmills and Wood Preservation - 2.0%
67,310	Louisiana-Pacific Corp.	3,733,013

Semiconductor and Other Electronic Component Manufacturing - 2.0%
154,785	Amkor Technology, Inc.	3,669,952

Sporting Goods, Hobby, and Musical Instrument Stores - 1.9%
45,740	Dicks Sporting Goods, Inc.	3,483,101

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Value

Wood Product Manufacturing - 2.1%
62,522	Masco Corp.	$3,745,068
	TOTAL COMMON STOCKS (Cost $168,793,803)	181,388,721

MONEY MARKET FUNDS - 0.5%
931,143	First American Government Obligations Fund - Class X, 0.04% (c)	931,143
	TOTAL MONEY MARKET FUNDS (Cost $931,143)	931,143

	TOTAL INVESTMENTS (Cost $169,724,946) - 100.0%	182,319,864
	Other Assets in Excess of Liabilities - 0.0% (d)	19,886
	TOTAL NET ASSETS - 100.0%	$182,339,750

ADR - American Depository Receipt

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day effective yield.
(d)	Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 98.7%
Australia - 9.2%
61,539	BHP Group Ltd.	$2,117,409
123,008	Fortescue Metals Group Ltd.	1,867,679
585,834	Harvey Norman Holdings Ltd.	2,549,677
68,161	JB Hi-Fi Ltd.	2,680,736
125,428	Newcrest Mining Ltd.	2,326,463
		11,541,964
Austria - 1.8%
49,539	ANDRITZ AG	2,227,347

Denmark - 2.0%
1,089	A.P. Moller - Maersk A/S	2,529,684

France - 2.0%
205,498	Orange S.A.	2,531,583

Germany - 5.6%
27,599	Aurubis AG	2,286,296
34,728	Fresenius Medical Care AG & Co. KGaA	2,554,314
54,515	United Internet AG	2,186,405
		7,027,015
Italy - 2.0%
94,177	Buzzi Unicem SpA	2,448,494

Japan - 45.1%
195,871	Amada Co., Ltd.	2,182,929
112,279	Anritsu Corp.	2,449,908
223,324	Asahi Kasei Corp.	2,570,571
121,228	Brother Industries Ltd.	2,681,304
62,304	EBARA Corp.	2,540,551
16,760	Fujitsu Ltd.	2,421,856
105,000	Iida Group Holdings Co., Ltd.	2,537,638
133,075	Japan Tobacco, Inc.	2,553,934
176,790	K’s Holdings Corp.	2,428,517
124,951	Lion Corp.	2,436,389
56,408	Makita Corp.	2,417,304
142,417	NEC Networks & System Integration Corp.	2,505,562
28,040	NITTO DENKO CORP.	2,395,651
51,988	OTSUKA Corp.	2,432,132
59,660	Otsuka Holdings Co., Ltd.	2,525,414
181,215	Panasonic Corp.	2,329,732
24,033	Shimamura Co., Ltd.	2,771,745
179,385	SoftBank Corp.	2,330,506
25,187	SoftBank Group Corp.	2,122,327
22,552	Sony Corp.	2,361,621
486,093	Sumitomo Chemical Co., Ltd.	2,515,523
49,438	Trend Micro, Inc.	2,473,574
107,208	Yamaha Motor Co., Ltd.	2,624,889
		56,609,577

Malta - 2.1%
152,039	Kindred Group PLC	2,675,735

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Value
Norway - 6.3%
426,128	Norsk Hydro ASA	$2,728,208
146,381	Telenor ASA	2,575,699
49,216	Yara International ASA	2,559,440
		7,863,347
Singapore - 2.3%
3,020,545	Yangzijiang Shipbuilding Holdings Ltd.	2,874,143

Sweden - 6.0%
59,357	Boliden AB	2,202,070
99,812	Electrolux AB	2,768,031
191,114	Telefonaktiebolaget LM Ericsson	2,528,580
		7,498,681
United Kingdom - 14.3%
257,342	Barratt Developments PLC	2,649,448
41,908	Berkeley Group Holdings PLC	2,564,617
68,564	British American Tobacco PLC	2,622,063
1,374,664	BT Group PLC (a)	2,933,647
143,541	GlaxoSmithKline PLC	2,548,779
124,892	Imperial Brands PLC	2,568,880
26,982	Rio Tinto PLC	2,064,465
		17,951,899
	TOTAL COMMON STOCKS (Cost $114,438,366)	123,779,469

MONEY MARKET FUNDS - 0.6%
684,122	First American Government Obligations Fund - Class X, 0.04% (b)	684,122
	TOTAL MONEY MARKET FUNDS (Cost $684,122)	684,122

	TOTAL INVESTMENTS (Cost $115,122,488) - 99.3%	124,463,591
	Other Assets in Excess of Liabilities - 0.7%	905,415
	TOTAL NET ASSETS - 100.0%	$125,369,006

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%

Advertising, Public Relations, and Related Services - 1.9%
3,075	The Trade Desk, Inc. (a)	$2,003,855

Aerospace Product and Parts Manufacturing - 2.0%
39,018	TPI Composites, Inc. (a)	2,201,786

Architectural, Engineering, and Related Services - 2.0%
21,862	Natera, Inc. (a)	2,219,868

Beverage Manufacturing - 3.9%
40,710	Celsius Holdings, Inc. (a)	1,956,116
46,851	National Beverage Corp.	2,291,482
		4,247,598
Building Equipment Contractors - 2.2%
40,253	Sunrun, Inc. (a)	2,434,501

Cable and Other Subscription Programming - 1.8%
5,840	Roku, Inc. (a)	1,902,497

Commercial and Service Industry Machinery Manufacturing - 1.8%
28,690	II-VI, Inc. (a)	1,961,535

Computer and Peripheral Equipment Manufacturing - 2.1%
10,004	Square, Inc. (a)	2,271,408

Computer Systems Design and Related Services - 3.8%
3,038	MicroStrategy, Inc. (a)	2,062,194
11,764	Zscaler, Inc. (a)	2,019,526
		4,081,720
Data Processing, Hosting, and Related Services - 3.8%
12,978	Five9, Inc. (a)	2,028,851
47,090	Upwork, Inc. (a)	2,108,219
		4,137,070
Depository Credit Intermediation - 2.3%
17,514	Silvergate Capital Corp. (a)	2,489,965

Electric Power Generation, Transmission and Distribution - 2.0%
53,733	Sunnova Energy International, Inc. (a)	2,193,381

Electrical Equipment and Component Manufacturing - 1.7%
52,137	Plug Power, Inc. (a)	1,868,590

Electrical Equipment Manufacturing - 2.2%
7,393	Generac Holdings, Inc. (a)	2,420,838

Electronic Shopping and Mail-Order Houses - 2.1%
11,526	Etsy, Inc. (a)	2,324,448

Furniture and Related Product Manufacturing - 1.9%
65,545	Purple Innovation, Inc. (a)	2,074,499

Information Services - 2.0%
24,537	Chegg, Inc. (a)	2,101,839

Investigation and Security Services - 2.0%
31,515	Cloudflare, Inc. (a)	2,214,244

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Value
Medical Equipment and Supplies Manufacturing - 8.7%
22,055	Inari Medical, Inc. (a)	$2,359,885
10,394	Inspire Medical Systems, Inc. (a)	2,151,454
19,939	Shockwave Medical, Inc. (a)	2,597,254
21,871	STAAR Surgical Co. (a)	2,305,422
		9,414,015
Miscellaneous Manufacturing - 2.0%
19,328	Peloton Interactive, Inc. (a)	2,173,240

Miscellaneous Nondurable Goods Merchant Wholesalers - 2.2%
47,969	GrowGeneration Corp. (a)	2,383,580

Motor Vehicle Manufacturing - 2.1%
3,479	Tesla, Inc. (a)	2,323,728

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.2%
73,058	Pacific Biosciences of California, Inc. (a)	2,433,562

Offices of Real Estate Agents and Brokers - 3.3%
38,276	eXp World Holdings, Inc. (a)	1,743,472
14,482	Zillow Group, Inc. (a)	1,877,446
		3,620,918
Pharmaceutical and Medicine Manufacturing - 10.1%
25,172	Beam Therapeutics, Inc. (a)	2,014,767
38,202	Intellia Therapeutics, Inc. (a)	3,065,901
9,985	Novavax, Inc. (a)	1,810,380
16,988	Twist Bioscience Corp. (a)	2,104,134
17,322	Ultragenyx Pharmaceutical, Inc. (a)	1,972,283
		10,967,465
Remediation and Other Waste Management Services - 2.5%
36,722	Darling Ingredients, Inc. (a)	2,702,005

Scientific Research and Development Services - 2.0%
19,328	Kodiak Sciences, Inc. (a)	2,191,602

Securities and Commodity Contracts Intermediation and Brokerage - 1.6%
23,389	Trupanion, Inc. (a)	1,782,476

Semiconductor and Other Electronic Component Manufacturing - 8.3%
20,596	Cree, Inc. (a)	2,227,045
13,210	Enphase Energy, Inc. (a)	2,142,134
6,537	Monolithic Power Systems, Inc.	2,308,934
68,618	SunPower Corp. (a)	2,295,272
		8,973,385
Software Publishers - 6.9%
13,422	Appian Corp. (a)	1,784,455
11,211	Crowdstrike Holdings, Inc. (a)	2,046,120
10,069	DocuSign, Inc. (a)	2,038,469
6,025	MongoDB, Inc. (a)	1,611,266
		7,480,310

Telecommunications - 1.9%
6,257	Zoom Video Communications, Inc. (a)	2,010,312

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Value
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 2.6%
65,454	Carrier Global Corp.	$2,763,468

Wireless Telecommunications Carriers - 1.9%
5,918	Twilio, Inc. (a)	2,016,618
	TOTAL COMMON STOCKS (Cost $110,992,454)	108,386,326

MONEY MARKET FUNDS - 0.2%
258,316	First American Government Obligations Fund - Class X, 0.04% (b)	258,316
	TOTAL MONEY MARKET FUNDS (Cost $258,316)	258,316

	TOTAL INVESTMENTS (Cost $111,250,770) - 100.0%	108,644,642
	Other Liabilities in Excess of Assets - 0.0% (c)	(43,790)
	TOTAL NET ASSETS - 100.0%	$108,600,852

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.
(c)	Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 97.7%

Australia - 9.5%
91,747	Fortescue Metals Group Ltd.	$1,393,031
409,113	Lynas Rare Earths Ltd. (a)	1,917,275
58,243	Mineral Resources Ltd.	1,681,945
103,106	OZ Minerals Ltd.	1,788,694
51,139	Pro Medicus Ltd.	1,605,365
		8,386,310
Cayman Islands - 2.0%
11,298	Futu Holdings Ltd. ADR (a)	1,794,348

Denmark - 2.2%
821	AP Moller - Maersk A/S	1,907,135

France - 2.0%
8,622	SOITEC (a)	1,762,357

Germany - 8.3%
82,487	Encavis AG	1,565,138
22,738	HelloFresh SE (a)	1,695,891
66,060	Nordex SE (a)	2,121,096
12,941	Varta AG	1,904,583
		7,286,708
Israel - 3.4%
6,621	Fiverr International Ltd. ADR (a)	1,437,949
16,055	Kornit Digital Ltd. ADR (a)	1,591,372
		3,029,321
Japan - 22.2%
8,912	BayCurrent Consulting, Inc.	2,032,314
59,252	Capcom Co., Ltd.	1,923,784
18,940	Daifuku Co., Ltd.	1,854,230
16,973	Freee K.K. (a)	1,440,923
13,225	GMO Payment Gateway, Inc.	1,753,380
22,881	M3, Inc.	1,564,525
214,506	Monex Group, Inc.	1,809,425
61,512	MonotaRO Co., Ltd.	1,663,282
60,096	RENOVA, Inc. (a)	2,021,744
4,313	Tokyo Electron Ltd.	1,822,581
56,348	ZOZO, Inc.	1,664,105
		19,550,293
Malta - 2.3%
114,992	Kindred Group PLC	2,023,744

Netherlands - 8.3%
780	Adyen N.V. (a)	1,741,149
3,163	ASML Holding N.V.	1,917,689
427,644	PostNL N.V.	2,073,702
7,385	Shop Apotheke Europe N.V. (a)	1,610,838
		7,343,378

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Value
Norway - 6.0%
620,402	NEL ASA (a)	$1,827,155
92,361	Nordic Semiconductor ASA (a)	1,655,407
60,541	Scatec ASA	1,830,425
		5,312,987
Spain - 5.8%
48,105	Gamesa Corp. Tecnologica, S.A.	1,861,627
13,353	Pharma Mar S.A.	1,549,470
79,397	Solaria Energia y Medio Ambiente S.A. (a)	1,683,414
		5,094,511
Sweden - 12.0%
56,831	Avanza Bank Holding AB	1,766,076
14,022	Evolution Gaming Group AB	2,064,739
38,291	Kinnevik AB (a)	1,861,619
56,702	Nibe Industrier AB	1,758,171
9,407	Sinch AB (a)	1,654,461
164,286	Stillfront Group AB (a)	1,518,998
		10,624,064
Switzerland - 5.7%
16,893	Logitech International S.A.	1,771,964
6,442	VAT Group AG	1,804,837
3,932	Zur Rose Group AG (a)	1,476,866
		5,053,667
United Kingdom - 8.0%
70,586	Antofagasta PLC	1,644,545
105,420	Ceres Power Holdings PLC (a)	1,825,379
58,138	Ocado Group PLC (a)	1,631,041
284,837	Royal Mail PLC (a)	1,981,454
		7,082,419
	TOTAL COMMON STOCKS (Cost $77,495,979)	86,251,242

PREFERRED STOCKS - 2.0%

Germany - 2.0%
3,483	Sartorius AG	1,736,742
	TOTAL PREFERRED STOCKS (Cost $1,542,720)	1,736,742

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Value
MONEY MARKET FUNDS - 0.3%
269,027	First American Government Obligations Fund Class X, 0.04% (b)	$269,027
	TOTAL MONEY MARKET FUNDS (Cost $269,027)	269,027

	TOTAL INVESTMENTS (Cost $79,307,726) - 100.0%	88,257,011
	Other Assets in Excess of Liabilities - 0.0% (c)	30,833
	TOTAL NET ASSETS - 100.0%	$88,287,844

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.
(c)	Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.8%

International Developed Equity - 55.9%
411,223	Alpha Architect International Quantitative Momentum ETF (a)(b)	$13,845,796
447,929	Alpha Architect International Quantitative Value ETF (a)(b)	12,922,751
		26,768,547
U.S. Equity - 43.9%
200,071	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)(c)	10,453,710
325,408	Alpha Architect U.S. Quantitative Value ETF (a)(b)	10,580,348
		21,034,058
	TOTAL INVESTMENT COMPANIES (Cost $43,267,279)	47,802,605

MONEY MARKET FUNDS - 0.2%
75,934	First American Government Obligations Fund - Class X, 0.04% (d)	75,934
	TOTAL MONEY MARKET FUNDS (Cost $75,934)	75,934

	TOTAL INVESTMENTS (Cost $43,343,213) - 100.0%	47,878,539
	Other Liabilities in Excess of Assets - 0.0% (e)	(9,807)
	TOTAL NET ASSETS - 100.0%	$47,868,732

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $33,266,216.
(c)	Non-Income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	Rounds to zero.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$182,319,864	$124,463,591
Dividends and interest receivable	88,724	936,406
Foreign currencies, at value	—	37,265
Total assets	182,408,588	125,437,262
Liabilities:
Accrued investment advisory fees	68,838	61,404
Due to custodian	—	6,725
Spot trade payable	—	127
Total liabilities	68,838	68,256
Net Assets	$182,339,750	$125,369,006

Net Assets Consist of:
Capital stock	$201,570,857	$146,798,327
Total distributable earnings	(19,231,107)	(21,429,321)
Net Assets:	$182,339,750	$125,369,006

Calculation of Net Asset Value Per Share:
Net Assets	$182,339,750	$125,369,006
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,620,000	4,375,000
Net Asset Value per Share	$32.44	$28.66

Cost of investments	$169,724,946	$115,122,488
Cost of foreign currency	$—	$36,941

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$108,644,642	$88,257,011
Dividends and interest receivable	3,934	130,055
Receivable for investments sold	—	5,723,467
Foreign currencies, at value	—	1,261
Total assets	108,648,576	94,111,794
Liabilities:
Accrued investment advisory fees	47,724	46,480
Payable for fund shares redeemed	—	5,777,468
Spot trade payable	—	2
Total liabilities	47,724	5,823,950
Net Assets	$108,600,852	$88,287,844

Net Assets Consist of:
Capital stock	$112,994,795	$102,086,654
Total distributable earnings	(4,393,943)	(13,798,810)
Net Assets:	$108,600,852	$88,287,844

Calculation of Net Asset Value Per Share:
Net Assets	$108,600,852	$88,287,844
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,070,000	2,625,000
Net Asset Value per Share	$52.46	$33.63

Cost of investments	$111,250,770	$79,307,726
Cost of foreign currency	$—	$1,259

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$47,802,605
Non-affiliated investments, at value	75,934
Interest receivable	2
Total assets	47,878,541
Liabilities:
Accrued investment advisory fees	9,700
Other payable	109
Total liabilities	9,809
Net Assets	$47,868,732

Net Assets Consist of:
Capital stock	$60,984,749
Total distributable earnings	(13,116,017)
Net Assets:	$47,868,732

Calculation of Net Asset Value Per Share:
Net Assets	$47,868,732
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,770,000
Net Asset Value per Share	$27.04

Cost of investments in affiliates	$43,267,279
Cost of non-affiliated investments	$75,934

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $142,082, respectively)	$1,731,001	$1,598,385
Interest income	111	166
Total investment income	1,731,112	1,598,551

Expenses:
Investment advisory fees	343,277	318,242
Other expenses	—	373
Total expenses	343,277	318,615

Net investment income	1,387,835	1,279,936

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(1,459,539)	(11,501,930)
In-kind redemptions	34,182,472	15,111,884
Foreign currency	—	(362,503)
	32,722,933	3,247,451
Net change in unrealized appreciation (depreciation) on:
Investments	7,488,735	17,060,829
Foreign currency	—	(5,243,257)
	7,488,735	11,817,572
Net realized and unrealized gain on investments:	40,211,668	15,065,023
Net increase in net assets resulting from operations	$41,599,503	$16,344,959

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $21,493, respectively)	$4,244	$367,365
Interest income	50	62
Total investment income	4,294	367,427

Expenses:
Investment advisory fees	243,627	277,689
Other expenses	65	—
Total expenses	243,692	277,689

Net investment income (loss)	(239,398)	89,738

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(2,588,121)	(2,892,016)
In-kind redemptions	30,258,765	17,034,908
Foreign currency	—	(54,173)
	27,670,644	14,088,719
Net change in unrealized appreciation (depreciation) on:
Investments	(11,445,652)	2,353,128
Foreign currency translation	—	(1,961,403)
	(11,445,652)	391,725
Net realized and unrealized gain	16,224,992	14,480,444
Net increase in net assets resulting from operations	$15,985,594	$14,570,182

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$197,244
Interest income	23
Total investment income	197,267

Expenses:
Investment advisory fees	110,489
Broker Interest Expense	19,473
Other expenses	86
Total expenses	130,048
Less: Reimbursement of expenses from Advisor (Note 3)	(51,056)
Net expenses	78,992

Net investment income	118,275

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	170,622
In-kind redemptions	1,749,769
Securities sold short	(3,884,285)
(1,963,894)
Net change in unrealized appreciation on:
Investments in affiliates	7,697,472
Securities sold short	—
7,697,472
Net realized and unrealized gain on investments	5,733,578
Net increase in net assets resulting from operations	$5,851,853

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,387,835	$2,273,984	$1,279,936	$1,953,129
Net realized gain (loss) on investments	32,722,933	(15,783,597)	3,247,451	(13,532,602)
Net change in unrealized appreciation on investments	7,488,735	6,817,240	11,817,572	4,289,384
Net increase (decrease) in net assets resulting from operations	41,599,503	(6,692,373)	16,344,959	(7,290,089)

Distributions to Shareholders:
Net investment income	(1,845,327)	(1,904,150)	(671,109)	(2,076,341)
Total distributions	(1,845,327)	(1,904,150)	(671,109)	(2,076,341)

Capital Share Transactions:
Proceeds from shares sold	200,203,098	144,882,911	140,016,017	51,944,060
Payments for shares redeemed	(171,270,071)	(114,575,250)	(122,890,265)	(30,302,390)
Net increase in net assets from net change in capital share transactions	28,933,027	30,307,661	17,125,752	21,641,670
Total increase in net assets	68,687,203	21,711,138	32,799,602	12,275,240
Net Assets:
Beginning of period	113,652,547	91,941,409	92,569,404	80,294,164
End of period	$182,339,750	$113,652,547	$125,369,006	$92,569,404

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,650,000	3,300,000	3,750,000	3,000,000
Shares sold	6,680,000	6,050,000	5,300,000	1,850,000
Shares reinvested	—	—	—	—
Shares repurchased	(5,710,000)	(4,700,000)	(4,675,000)	(1,100,000)
Shares outstanding, end of period	5,620,000	4,650,000	4,375,000	3,750,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(239,398)	$114,583	$89,738	$728,743
Net realized gain on investments	27,670,644	13,936,883	14,088,719	2,383,083
Net change in unrealized appreciation (depreciation) on investments	(11,445,652)	6,873,824	391,725	6,706,619
Net increase in net assets resulting from operations	15,985,594	20,925,290	14,570,182	9,818,445

Distributions to Shareholders:
Net investment income	—	(39,192)	—	(619,693)
Return of capital	—	(45,177)	—	—
Total distributions	—	(84,369)	—	(619,693)

Capital Share Transactions:
Proceeds from shares sold	131,617,373	127,249,345	74,109,447	120,970,125
Payments for shares redeemed	(112,309,755)	(130,326,305)	(83,416,080)	(103,532,555)
Net increase (decrease) in net assets from net change in capital share transactions	19,307,618	(3,076,960)	(9,306,633)	17,437,570
Total increase in net assets	35,293,212	17,763,961	5,263,549	26,636,322
Net Assets:
Beginning of period	73,307,640	55,543,679	83,024,295	56,387,973
End of period	$108,600,852	$73,307,640	$88,287,844	$83,024,295

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,750,000	1,850,000	2,900,000	2,200,000
Shares sold	2,450,000	3,650,000	2,275,000	4,650,000
Shares reinvested	—	—	—	—
Shares repurchased	(2,130,000)	(3,750,000)	(2,550,000)	(3,950,000)
Shares outstanding, end of period	2,070,000	1,750,000	2,625,000	2,900,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect Value Momentum Trend ETF
	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$118,275	$84,340
Net realized loss on investments	(1,963,894)	(3,908,288)
Net change in unrealized appreciation on investments	7,697,472	5,155,734
Net increase in net assets resulting from operations	5,851,853	1,331,786

Distributions to Shareholders:
Net investment income	—	(1,105,437)
Total distributions	—	(1,105,437)

Capital Share Transactions:
Proceeds from shares sold	1,613,645	5,194,325
Payments for shares redeemed	(9,205,971)	(36,965,000)
Net decrease in net assets from net change in capital share transactions	(7,592,326)	(31,770,675)
Total decrease in net assets	(1,740,473)	(31,544,326)
Net Assets:
Beginning of period	49,609,205	81,153,531
End of period	$47,868,732	$49,609,205

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,075,000	3,450,000
Shares sold	60,000	225,000
Shares reinvested	—	—
Shares repurchased	(365,000)	(1,600,000)
Shares outstanding, end of period	1,770,000	2,075,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2021 (Unaudited)

													Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution		Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)		Gross Expenses(3)		Net Investment Income(3)		Portfolio Turnover Rate(6)
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2021 (Unaudited)	$24.44	0.28		8.09	8.37	(0.37)	—		(0.37)	$32.44	34.42%	$182,340	0.49%		0.49%		1.98%		17%
Year Ended September 30, 2020	$27.86	0.59		(3.51)	(2.92)	(0.50)	—		(0.50)	$24.44	(10.52%)	$113,653	0.49%		0.49%		2.36%		78%
Year Ended September 30, 2019	$31.04	0.51		(3.32)	(2.81)	(0.37)	—		(0.37)	$27.86	(8.43%)	$91,941	0.59%		0.59%		1.83%		77%
Year Ended September 30, 2018	$27.11	0.39		3.88	4.27	(0.34)	—		(0.34)	$31.04	15.72%	$124,150	0.79%		0.79%		1.28%		46%
Year Ended September 30, 2017	$23.12	0.32		3.98	4.30	(0.31)	—		(0.31)	$27.11	18.71%	$74,565	0.79%		0.79%		1.28%		81%
Year ended September 30, 2016	$23.09	0.33		0.03	0.36	(0.33)	—		(0.33)	$23.12	1.58%	$55,480	0.79%		0.79%		1.46%		74%
Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2021 (Unaudited)	$24.69	0.32		3.82	4.14	(0.17)	—		(0.17)	$28.66	16.80%	$125,369	0.59%		0.59%		2.37%		74%
Year Ended September 30, 2020	$26.76	0.58		(2.05)	(1.47)	(0.60)	—		(0.60)	$24.69	(5.47%)	$92,569	0.59%		0.59%		2.26%		76%
Year Ended September 30, 2019	$30.78	0.73		(3.99)	(3.26)	(0.76)	—		(0.76)	$26.76	(10.46%)	$80,294	0.66%		0.66%		2.70%		76%
Year Ended September 30, 2018	$31.89	0.84		(1.11)	(0.27)	(0.84)	—		(0.84)	$30.78	(0.92%)	$103,097	0.79%		0.79%		2.62%		30%
Year Ended September 30, 2017	$24.66	0.62		7.13	7.75	(0.52)	—		(0.52)	$31.89	31.77%	$68,554	0.79%		0.79%		2.18%		44%
Year ended September 30, 2016	$23.16	0.46		1.38	1.84	(0.34)	—		(0.34)	$24.66	8.00%	$35,755	0.79%		0.79%		1.95%		119%
Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2021 (Unaudited)	$41.89	(0.12)		10.69	10.57	—	—		—	$52.46	25.24%	$108,601	0.49%		0.49%		(0.48)%		31%
Year Ended September 30, 2020	$30.02	0.06		11.85	11.91	(0.02)	(0.02)		(0.04)	$41.89	39.79%	$73,308	0.49%		0.49%		0.18%		84%
Year Ended September 30, 2019	$33.99	(0.00	)(8)	(3.96)	(3.96)	(0.01)	—		(0.01)	$30.02	(11.63%)	$55,544	0.59%		0.59%		(0.01)%		115%
Year Ended September 30, 2018	$27.15	(0.03)		6.87	6.84	—	—		—	$33.99	25.19%	$84,981	0.79%		0.79%		(0.11)%		91%
Year Ended September 30, 2017	$24.56	0.06		2.61	2.67	(0.07)	(0.01)		(0.08)	$27.15	10.90%	$39,370	0.79%		0.79%		0.24%		168%
December 2, 2015(7) to September 30, 2016	$25.00	0.05		(0.45)	(0.40)	(0.04)	—		(0.04)	$24.56	(1.58%)	$23,332	0.79%		0.79%		0.28%		213%
Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2021 (Unaudited)	$28.63	0.03		4.97	5.00	—	—		—	$33.63	17.48%	$88,288	0.59%		0.59%		0.19%		42%
Year Ended September 30, 2019	$25.63	0.29		2.97	3.26	(0.26)	—		(0.26)	$28.63	13.00%	$83,024	0.59%		0.59%		1.13%		158%
Year Ended September 30, 2019	$28.39	0.28		(2.69)	(2.41)	(0.35)	—		(0.35)	$25.63	(8.45%)	$56,388	0.66%		0.66%		1.09%		135%
Year Ended September 30, 2018	$28.24	0.27		0.15	0.42	(0.27)	—		(0.27)	$28.39	1.42%	$65,296	0.79%		0.79%		0.91%		119%
Year Ended September 30, 2017	$25.88	0.28		2.26	2.54	(0.18)	—		(0.18)	$28.24	9.90%	$43,767	0.79%		0.79%		1.11%		105%
December 23, 2015(7) to September 30, 2016	$25.00	0.18		0.81	0.99	(0.11)	—		(0.11)	$25.88	3.96%	$19,408	0.79%		0.79%		0.93%		217%
Alpha Architect Value Momentum Trend ETF
Six Months Ended March 31, 2021 (Unaudited)	$23.91	0.06		3.07	3.13	—	—		—	$27.04	13.12%	$47,869	0.32%		0.53%		0.48%		0%
Year Ended September 30, 2020	$23.52	0.03		0.72	0.75	(0.36)	—		(0.36)	$23.91	3.10%	$49,609	1.18%		1.40%		0.14%		20%
Year Ended September 30, 2019	$28.98	0.09		(5.43)	(5.34)	(0.12)	—		(0.12)	$23.52	(18.43%)	$81,154	1.84%		2.14%		0.37%		155%
Year Ended September 30, 2018	$27.10	0.34		1.87	2.21	(0.33)	—		(0.33)	$28.98	8.17%	$130,416	0.01	%(5)	0.46	%(5)	1.16	%(5)	44%
May 3, 2017(7) to September 30, 2017	$25.00	0.13		2.06	2.19	(0.09)	(0.00	)(8)	(0.09)	$27.10	8.77%	$40,644	0.00%		0.45%		1.27%		0%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.
(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(7)	Commencement of operations.
(8)	Rounds to less than $.005.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually, a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of the other ETFs advised by Empowered Funds, LLC (the “Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” For Alpha Architect U.S. Quantitative Value ETF and Alpha Architect U.S. Quantitative Momentum ETF a creation unit consists of 10,000 shares. For Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF a Creation Unit consists of 25,000 shares. During a portion of the period covered by this report, a creation unit for Alpha Architect Value Momentum Trend ETF consisted of 25,000 shares. However, effective as of January 29, 2021, a Creation Unit for Alpha Architect Value Momentum Trend ETF consists of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (the “Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fee”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2021, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total

Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$181,388,721	$—	$—	$181,388,721
Preferred Stocks	—	—	—	—
Money Market Funds	931,143	—	—	931,143
Total Investments in Securities	$182,319,864	$—	$—	$182,319,864

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$123,779,469	$—	$—	$123,779,469
Money Market Funds	684,122	—	—	684,122
Total Investments in Securities	$124,463,591	$—	$—	$124,463,591

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$108,386,326	$—	$—	$108,386,326
Money Market Funds	258,316	—	—	258,316
Total Investments in Securities	$108,644,642	$—	$—	$108,644,642

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$86,251,242	$—	$—	$86,251,242
Preferred Stocks	1,736,742	—		1,736,742
Money Market Funds	269,027	—	—	269,027
Total Investments in Securities	$88,257,011	$—	$—	$88,257,011

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$47,802,605	$—	$—	$47,802,605
Money Market Funds	75,934	—	—	75,934
Total Investments in Securities	$47,878,539	$—	$—	$47,878,539

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2021, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. Hedging strategies could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed.

Over the prior six months, from 10/1/2020 through 3/31/2021, VMOT had no hedging activity within the U.S. portion of the portfolio. Over the same time period, VMOT had hedging activity within the International portion of the portfolio, mainly occurring in October and November of 2020.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively. Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2021, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$—	$(10,993,998)	$10,993,998
Alpha Architect International Quantitative Value ETF	(17,725)	(4,760,700)	4,778,425
Alpha Architect U.S. Quantitative Momentum ETF	45,177	(19,353,002)	19,307,825
Alpha Architect International Quantitative Momentum ETF	(175,261)	(12,879,024)	13,054,285
Alpha Architect Value Momentum Trend ETF	1,781	579,373	(581,154)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At a Board meeting held on July 28, 2020, the Trustees, including each Independent Trustee, approved the Advisory Agreement for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF.

At a subsequent Board meeting held on October 26, 2020, the Trustees, including each Independent Trustee, approved the Advisory Agreement for the Alpha Architect Value Momentum Trend ETF.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least February 28, 2022 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2021, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$187,332,000	$23,884,864
Alpha Architect International Quantitative Value ETF	193,985,460	78,212,638
Alpha Architect U.S. Quantitative Momentum ETF	130,132,314	29,217,220
Alpha Architect International Quantitative Momentum ETF	102,915,017	38,213,492
Alpha Architect Value Momentum Trend ETF	114,881	3,721,894

For the fiscal period ended March 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$34,652,097	$170,152,844
Alpha Architect International Quantitative Value ETF	20,930,307	120,390,195
Alpha Architect U.S. Quantitative Momentum ETF	29,354,398	111,096,998
Alpha Architect International Quantitative Momentum ETF	5,524,169	79,637,320
Alpha Architect Value Momentum Trend ETF	1,599,308	9,308,933

For the fiscal period ended March 31, 2021, short term and long term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$31,361,833	$2,820,639
Alpha Architect International Quantitative Value ETF	1,724,992	13,386,892
Alpha Architect U.S. Quantitative Momentum ETF	28,800,704	1,458,061
Alpha Architect International Quantitative Momentum ETF	16,432,032	602,876
Alpha Architect Value Momentum Trend ETF	752,998	996,771

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal period ended March 31, 2021:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$10,021,194	$13,341,243	$10,665,262	$15,463,236	$49,490,935
Purchases	372,635	491,561	363,329	486,664	1,714,189
Proceeds from Sales	(2,701,175)	(2,865,765)	(2,964,789)	(4,499,098)	(13,030,827)
Net Realized Gains (Losses)	554,915	(67,862)	1,197,580	235,758	1,920,391
Change in Unrealized Appreciation (Depreciation)	2,332,779	2,023,574	1,192,328	2,159,236	7,707,917
Value, End of Period	10,580,348	12,922,751	10,453,710	13,845,796	47,802,605
Dividend Income	120,269	76,975	—	—	197,244
Return of Capital Distributions	—	—	—	—	—
Capital Gains Distributions	—	—	—	—	—

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	409,498	536,655	254,080	538,391
Number of Shares Purchased	12,509	17,648	6,780	13,939
Number of Shares Sold	(96,599)	(106,374)	(60,789)	(141,107)
Shares, End of Period	325,408	447,929	200,071	411,223

*	The “Net Realized Gains (losses) value of $1,920,391 is the sum of (1) Investments in Affiliates $170,622 and (2) In-Kind Redemptions $1,749,769 from the Statement of Operations.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2021 were as follows:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of Investments	$108,810,039	$94,859,810	$64,485,211	$74,263,232	$53,559,678
Gross tax unrealized appreciation	8,480,592	7,446,135	11,084,813	9,428,849	3,407,646
Gross tax unrealized depreciation	(3,721,260)	(10,388,649)	(2,249,075)	(883,323)	(7,347,522)
Net tax unrealized appreciation (depreciation)	$4,759,332	$(2,942,514)	$8,835,738	$8,545,526	$(3,939,876)
Undistributed ordinary income	557,928	671,109	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	557,928	671,109	—	—	—
Other accumulated gain (loss)	(64,302,543)	(34,831,766)	(29,215,275)	(36,914,518)	(15,027,994)
Total accumulated gain (loss)	$(58,985,283)	$(37,103,171)	$(20,379,537)	$(28,368,992)	$(18,967,870)

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period ended September 30, 2020, the Funds did not defer any qualified late year losses.

At September 30, 2020, the Funds had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(48,341,174)	$(15,961,369)
Alpha Architect International Quantitative Value ETF	(25,621,000)	(9,210,766)
Alpha Architect U.S. Quantitative Momentum ETF	(29,215,275)	—
Alpha Architect International Quantitative Momentum ETF	(36,708,774)	—
Alpha Architect Value Momentum Trend ETF	(14,638,396)	(191,179)

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2021 and fiscal year ended September 30, 2020 were as follows:

	Fiscal Period Ended March 31, 2021	Fiscal Year Ended September 30, 2020
	Ordinary Income	Ordinary Income	Return of Capital
Alpha Architect U.S. Quantitative Value ETF	$1,845,327	$1,904,150	$—
Alpha Architect International Quantitative Value ETF	671,109	2,076,341	—
Alpha Architect U.S. Quantitative Momentum ETF	—	39,192	45,177
Alpha Architect International Quantitative Momentum ETF	—	619,693	—
Alpha Architect Value Momentum Trend ETF	—	1,105,437	—

NOTE 8 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of each Fund’s investments.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2021, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ALPHA ARCHITECT ETF TRUST

EXPENSE EXAMPLE
MARCH 31, 2021 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2020 to March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 to March 31, 2021

Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.49%	$1,000.00	$1,344.20	$2.86
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.49	2.47
Alpha Architect International Quantitative Value ETF[1]
Actual	0.59%	$1,000.00	$1,168.00	$3.19
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,021.99	2.97
Alpha Architect U.S. Quantitative Momentum ETF [1]
Actual	0.49%	$1,000.00	$1,252.40	$2.75
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.49	2.47
Alpha Architect International Quantitative Momentum ETF [1]
Actual	0.59%	$1,000.00	$1,174.80	$3.20
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,021.99	2.97
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	0.32%	$1,000.00	$1,131.20	$1.70
Hypothetical (5% annual return before expenses)	0.32%	1,000.00	1,023.34	1.61

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.
2.	The Advisor has waived fees incurred by the Fund that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, to prevent management fees from exceeding 0.79% of the Fund’s daily net assets.

ALPHA ARCHITECT ETF TRUST

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2020. The report concluded that the Program is reasonably designed to assess and manage the Serie’s liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Serie’s ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ALPHA ARCHITECT ETF TRUST

FEDERAL TAX INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the. Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2020 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	46.93%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

FOREIGN TAX CREDIT PASS THROUGH (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2020. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Source Income
Alpha Architect International Quantitative Value ETF	$224,742	$0.0599	100.00%
Alpha Architect International Quantitative Momentum ETF	97,221	0.0335	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ALPHA ARCHITECT ETF TRUST

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	12	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	12	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present);	12	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met virtually on October 26, 2020 to consider the approval of an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of Alpha Architect Value Momentum Trend ETF series of the Trust (the “Fund” or “VMOT”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s incremental workload regarding the application of derivatives for hedging signals as needed.

2)	Performance. The Board considered the relative performance information for the Fund. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Fund. Peer performance information was provided in quartiles, ranging from quartile one (the worst performing) to quartile four (the best performing).

The Board noted that the Fund tracks the Alpha Architect Value Momentum Trend Index. In addition, the Fund has a blended benchmarked, which is comprised of 35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 30% Solactive 1-3 month U.S. T-Bill Index, as shown in the Trust’s prospectus. In addition, the Board of Trustees has refined a separate benchmark for VMOT, which is a blend of ten comparable ETFs and is calculated in the “dashboard” materials.

The Board considered two separate third-party peer group analyses that included performance against both other exchanged-traded funds and mutual funds, each of which reflected data as of October 12, 2020. One report compared VMOT’s performance versus peers that engaged in hedging; and the other report compared VMOT’s performance versus unhedged peers.

For the unhedged report, it was noted that VMOT realized a positive 2.5% return for the prior one year period, placing it in the second highest quartile of performance versus its ETF peers and the second highest quartile of performance against its mutual fund peers. For the three year period, it was noted that VMOT realized a negative 8.9% return, placing it in the second quartile of performance versus its ETF peers and the second quartile of performance against its mutual fund peers. It was noted that VMOT realized a negative 1.4% return since inception, placing it in the second quartile of performance versus its ETF peers and the second quartile of performance against its mutual fund peers.

For the hedged report, it was noted that VMOT realized a positive 2.5% return, for the prior one year period, placing it in the second quartile of performance versus its ETF peers and the fourth quartile of performance against its mutual fund peers. For the three year period, it was noted that VMOT realized a negative 8.9% return, placing it in the first quartile of performance versus its ETF peers and the first quartile of performance against its mutual fund peers. It was noted that VMOT realized a negative 1.4% return since inception, placing it in the first quartile of performance versus its ETF peers and the second quartile of performance against its mutual fund peers.

ALPHA ARCHITECT ETF TRUST

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

In addition, the Board considered other Fund performance information provided in the Materials. In particular, the Fund produced positive 3-month, and one-year performance results, negative 3.11% three-year performance (at NAV), and slightly negative performance results since inception performance (as of September 30). It was noted that the Fund’s performance trailed that of its benchmark for each of the foregoing periods. A discussion ensued, with particular focus on the underperformance of underlying factors during the periods (value and momentum). Additional performance metrics were also discussed. The Board was not satisfied with the Fund’s performance; however, the Board was satisfied with the Fund’s construction and understood that the Fund was passively-managed, and its performance was in line with that of its index.

3)	Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for each Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds on both a standard and active share basis. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Nonetheless, the Board considered, among other information, the data provided in the third-party report. The Board considered two separate third-party peer group analyses that included fee comparisons against both other exchanged-traded funds and mutual funds. One analysis provided data against unhedged peers and the other analysis provided data against hedged peers. VMOT’s gross and net expense ratios both against unhedged and hedged peers were in the fourth quartile versus ETFs and the fourth quartile versus mutual funds. The Board considered the Adviser’s explanation that other long-short funds’ expense ratios do not reflect hedging due to their use of futures. In contrast, because VMOT’s uses shorting to accomplish hedging, its shorting expenses are included in the Fund’s total expense ratio. VMOT’s management fee was in the third quartile for ETFs and first quartile for mutual funds (unhedged) and in the first quartile for both ETFs and mutual funds (hedged). Given VMOT’s management fee level against unhedged and hedged peers, and the intermittent nature of VMOT’s use of hedging, the Board was satisfied with the Fund’s current fee level.

4)	Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreements. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

5)	Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fee for the Fund does not include breakpoints, but concluded that it was still premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

PRIVACY POLICY
(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV is available, without charge, on the Fund’s website at http://www.alphaarchitect.com/funds.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 1250
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA 19087

Alpha Architect U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF
Symbol – QMOM
CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF
Symbol – IMOM
CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF
Symbol – VMOT
CUSIP – 02072L508

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	6/2/2021

* Print the name and title of each signing officer under his or her signature.